UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment			[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Kestrel Investment Management Corporation
Address:	411 Borel Avenue
		Suite 403
		San Mateo, CA  94402

13F File Number:	28-4060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David J. Steirman
Title:	President
Phone:	650-572-9450
Signature, Place, and Date of Signing:



David J. Steirman		San Mateo	CA	August 10, 2012

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$737,795


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ameristar Casinos                               03070Q101    11666   656500 SH       Sole                   638700             17800
Arris Group Inc                                 04269Q100    23276  1673300 SH       Sole                  1623700             49600
Bally Technologies Inc                          05874B107    22973   492350 SH       Sole                   479450             12900
Black Box Corp                                  091826107      663    23100 SH       Sole                    23100
Brinker International                           109641100    31647   993000 SH       Sole                   964800             28200
Bristow Group                                   110394103    17041   419000 SH       Sole                   406500             12500
Broadridge Financial                            11133T103    24163  1136000 SH       Sole                  1110100             25900
CACI International                              127190304    18633   338650 SH       Sole                   329150              9500
CareFusion Corp                                 14170T101     9373   365000 SH       Sole                   365000
Covance Inc                                     222816100    10049   210000 SH       Sole                   210000
Cumberland Pharmaceut                           230770109     4250   657939 SH       Sole                   624939             33000
Energy Partners                                 29270U303    13636   806850 SH       Sole                   783050             23800
FMC Corp                                        302491303    47736   892600 SH       Sole                   867800             24800
First American Financial                        31847R102    18772  1106850 SH       Sole                  1075550             31300
GameStopCorp                                    36467W109     8996   490000 SH       Sole                   490000
HCC Insurance Holdings                          404132102    21437   682700 SH       Sole                   664100             18600
Haemonetics Corp                                405024100    19787   267000 SH       Sole                   259400              7600
Harte-Hanks Inc                                 416196103    14318  1566550 SH       Sole                  1521850             44700
Horace Mann Educatrs                            440327104    12983   742750 SH       Sole                   720550             22200
Huntington Ingalls Ind                          446413106    20154   500850 SH       Sole                   486950             13900
Imation Corp                                    45245A107     4828   817000 SH       Sole                   794900             22100
Integrated Device Tech                          458118106    15542  2765400 SH       Sole                  2686700             78700
Interline Brands Inc                            458743101    15026   599350 SH       Sole                   579650             19700
L-3 Communications                              502424104     9621   130000 SH       Sole                   130000
Landec Corp                                     514766104     4409   515100 SH       Sole                   488100             27000
Legg Mason Inc                                  524901105     8175   310000 SH       Sole                   310000
LifePoint Hospitals                             53219L109    22457   548000 SH       Sole                   532900             15100
Lorillard Inc                                   544147101    13195   100000 SH       Sole                   100000
Lumos Networks                                  550283105     2711   287525 SH       Sole                   279575              7950
Magellan Health Svcs                            559079207    20997   463200 SH       Sole                   450100             13100
Matthews International                          577128101    10236   315050 SH       Sole                   306250              8800
Monster Worldwide Inc                           611742107    19805  2383250 SH       Sole                  2305450             77800
NCR Corp                                        62886E108    29960  1318100 SH       Sole                  1287200             30900
NTELOS Holdings                                 67020Q305     5403   286625 SH       Sole                   278675              7950
Navigators Group                                638904102     9740   194600 SH       Sole                   189400              5200
Oplink Communications                           68375Q403    10059   743450 SH       Sole                   721250             22200
Owens Corning                                   690742101     8705   305000 SH       Sole                   305000
PCTEL, Inc                                      69325Q105      746   115300 SH       Sole                   109700              5600
Post Holdings                                   737446104    13075   425200 SH       Sole                   408700             16500
Questar Corp                                    748356102    23596  1131150 SH       Sole                  1098950             32200
Schweitzer-Mauduit Intl                         808541106    13873   203600 SH       Sole                   197800              5800
SkyWest Inc                                     830879102     5696   872300 SH       Sole                   847700             24600
StanCorp Finl Group                             852891100    13446   361850 SH       Sole                   351650             10200
Strayer Education                               863236105    17751   162825 SH       Sole                   158175              4650
Sunoco Inc                                      86764P109    11875   250000 SH       Sole                   250000
Symmetricom Inc                                 871543104     1968   328500 SH       Sole                   309700             18800
Tech Data                                       878237106    18271   379300 SH       Sole                   368400             10900
Vascular Solutions                              92231M109     3729   296900 SH       Sole                   282800             14100
Websense Inc                                    947684106    12958   691850 SH       Sole                   672350             19500
World Acceptance                                981419104    28393   431500 SH       Sole                   419800             11700
eHealth Inc                                     28238P109     9996   620500 SH       Sole                   602800             17700